Exhibit 99.1

World Omni Auto Receivables Trust 2025-B

Monthly Servicer Certificate

August 31, 2025

Dates Covered
Collections Period	08/01/25 - 08/31/25
Interest Accrual Period	08/15/25 - 09/14/25
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/25	1,067,176,874.38	43,120
Yield Supplement Overcollateralization Amount 07/31/25	57,800,418.60	0
Receivables Balance 07/31/25	1,124,977,292.98	43,120
Principal Payments	37,694,839.01	1,541
Defaulted Receivables	1,641,248.99	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/25	55,047,788.51	0
Pool Balance at 08/31/25	1,030,593,416.47	41,536

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.69%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	9,119,888.68	352
Past Due 61-90 days	2,782,752.43	99
Past Due 91-120 days	423,034.71	22
Past Due 121+ days	0.00	0
Total	12,325,675.82	473

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.30%
Delinquency Trigger Occurred	NO

Recoveries	782,483.76
Aggregate Net Losses/(Gains) - August 2025	858,765.23
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.92%
Prior Net Losses/(Gains) Ratio	0.40%
Second Prior Net Losses/(Gains) Ratio	0.13%
Third Prior Net Losses/(Gains) Ratio	0.06%
Four Month Average	0.38%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Overcollateralization Target Amount	9,275,340.75
Actual Overcollateralization	9,275,340.75
Weighted Average Contract Rate	6.56%
Weighted Average Contract Rate, Yield Adjusted	9.12%
Weighted Average Remaining Term	57.51

Flow of Funds	$ Amount
Collections	44,549,081.17
Investment Earnings on Cash Accounts	22,647.87
Servicing Fee	(937,481.08)
Transfer to Collection Account	-
Available Funds	43,634,247.96

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,770,569.85
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	8,778,866.04
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	9,275,340.75
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,609,471.32

Total Distributions of Available Funds	43,634,247.96

Servicing Fee	937,481.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 08/15/25	1,057,572,282.51
Principal Paid	36,254,206.79
Note Balance @ 09/15/25	1,021,318,075.72

Class A-1
Note Balance @ 08/15/25	104,662,282.51
Principal Paid	36,254,206.79
Note Balance @ 09/15/25	68,408,075.72
Note Factor @ 09/15/25	26.3107984%

Class A-2a
Note Balance @ 08/15/25	220,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	220,000,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-2b
Note Balance @ 08/15/25	188,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	188,000,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-3
Note Balance @ 08/15/25	408,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	408,000,000.00
Note Factor @ 09/15/25	100.0000000%

Class A-4
Note Balance @ 08/15/25	82,330,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	82,330,000.00
Note Factor @ 09/15/25	100.0000000%

Class B
Note Balance @ 08/15/25	36,380,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	36,380,000.00
Note Factor @ 09/15/25	100.0000000%

Class C
Note Balance @ 08/15/25	18,200,000.00
Principal Paid	0.00
Note Balance @ 09/15/25	18,200,000.00
Note Factor @ 09/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,770,569.85
Total Principal Paid	36,254,206.79
Total Paid	40,024,776.64

Class A-1
Coupon	4.46100%
Interest Paid	402,051.44
Principal Paid	36,254,206.79
Total Paid to A-1 Holders	36,656,258.23

Class A-2a
Coupon	4.38000%
Interest Paid	803,000.00
Principal Paid	0.00
Total Paid to A-2a Holders	803,000.00

Class A-2b
SOFR Rate	4.34270%
Coupon	4.81270%
Interest Paid	779,122.66
Principal Paid	0.00
Total Paid to A-2b Holders	779,122.66

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.1086971
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.8902695
Total Distribution Amount	32.9989666

A-1 Interest Distribution Amount	1.5463517
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	139.4392569
Total A-1 Distribution Amount	140.9856086

A-2a Interest Distribution Amount	3.6500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.6500000

A-2b Interest Distribution Amount	4.1442695
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.1442695

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	242.15
Noteholders' Third Priority Principal Distributable Amount	502.01
Noteholders' Principal Distributable Amount	255.84

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/25	3,032,278.96
Investment Earnings	10,983.86
Investment Earnings Paid	(10,983.86)
Deposit/(Withdrawal)	-
Balance as of 09/15/25	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96